Premises and Equipment - Detail of Premises and Equipment (Detail) - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 60,242	$ 55,959
Less accumulated depreciation	(15,828)	(13,859)
Premises and equipment, net	44,414	42,100
Land [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,022	17,022
Buildings [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	29,937	27,821
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	368	140
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	9,760	8,605
Automobiles [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	304	280
Construction-In-Progress [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 2,851	$ 2,091